Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies

2. Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the financial statements of Plug Power Inc. and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. It is the Company’s policy to reclassify prior year consolidated financial statements to conform to current year presentation.

Cash Equivalents

Cash equivalents consist of money market accounts and overnight repurchase agreements with an initial term of less than three months. For purposes of the consolidated statements of cash flows, the Company considers all highly-liquid debt instruments with original maturities of three months or less to be cash equivalents.

Investment Securities

Investment securities as of December 31, 2010 consisted of U.S. Treasury securities. The Company classified these securities as available-for-sale.

Available-for-sale securities are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of available‑for‑sale securities are determined on a specific‑identification basis.

Accounts Receivable

Accounts receivable related to product and service arrangements are recorded when products are shipped or delivered to customers, as appropriate. Accounts receivable related to contract research and development arrangements are recorded when work is completed under the applicable contract. Accounts receivable are stated at the amount billed to customers. Accounts receivable are ordinarily due between 30 and 60 days after the issuance of the invoice. Accounts are considered delinquent when more than 90 days past due, and no extended payment agreements have been granted. Delinquent receivables are reserved or written off based on individual credit evaluation and specific circumstances of the customer. The allowance for doubtful accounts and related receivable are reduced when the amount is deemed uncollectible.

Inventory

Inventory is stated at the lower of cost or market value and consists primarily of raw materials. In the case of our limited consignment arrangements, we do not relieve inventory until the customer has accepted the product, at which time the risks and rewards of ownership have transferred. At December 31, 2011 and 2010, inventory on consignment was valued at approximately $178,000 and $725,000, respectively.

Intangible Assets

Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment when certain triggering events occur. Intangible assets consisting of acquired technology and customer relationships related to Cellex and General Hydrogen are amortized using a straight-line method over their useful lives of 8 years.

Product and Service Revenue

Effective April 1, 2010, the Company adopted Accounting Standards Update (ASU) ASU No. 2009-13 on Topic 605, Revenue Recognition– Multiple Deliverable Revenue Arrangements retroactive to January 1, 2010. The objective of this ASU is to address the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. Vendors often provide multiple products or services to their customers. Those deliverables often are provided at different points in time or over different time periods. This ASU provides amendments to the criteria in Subtopic 605-25 for separating consideration in multiple-deliverable arrangements. The amendments in this ASU establish a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence (VSOE) if available, third-party evidence (TPE) if VSOE is not available, or estimated selling price (ESP) if neither VSOE nor TPE is available. The amendments in this ASU also replace the term fair value in the revenue allocation guidance with selling price to clarify that the allocation of revenue is based on entity-specific assumptions rather than assumptions of a marketplace participant and expands the disclosure requirements related to a vendor’s multiple-deliverable revenue arrangements.

The Company enters into multiple-deliverable revenue arrangements that may contain a combination of fuel cell systems or equipment, installation, service, maintenance, fueling and other support services.  The Company was previously prohibited from separating these multiple deliverables into individual units of accounting without VSOE of fair value or other TPE of fair value. This evidence was not available due to our limited experience and lack of evidence of fair value of the undelivered components of the sale. Without this level of evidence, the Company had to treat each sale as a single unit of accounting and defer the revenue recognition of each sale, recognizing revenue over a straight-line basis as the continued service, maintenance and other support obligations expired. Under ASU No. 2009-13, the requirement to have VSOE or TPE in order to recognize revenue has been modified, and it now allows the vendor to make its best estimate of the standalone selling price of deliverables when more objective evidence of selling price is not available.

Prior to the adoption of ASU No. 2009-13, the Company applied the guidance within FASB ASC No. 605-10-S99, Revenue Recognition – Overall – SEC Materials, in the evaluation of its contracts to determine when to properly recognize revenue. Under FASB ASC No. 605-10-S99 revenue is recognized when title and risk of loss have passed to the customer, there is persuasive evidence of an arrangement, delivery has occurred or services have been rendered, the sales price is determinable, and collectability is reasonably assured.

The Company’s initial sales of products were contract-specific arrangements containing multiple obligations that may include a combination of fuel cell systems, continued service, maintenance, a supply of hydrogen and other support. While contract terms generally stipulated that title and risk of ownership pass and require payment upon shipment or delivery of the fuel cell system, or acceptance in the case of certain consignment sales, and also stipulated that payment is not contingent on the achievement of specific milestones or other substantive performance, the multiple obligations within the Company’s contractual arrangements were not accounted for separately based on the Company’s limited commercial experience and lack of evidence of fair value of the separate elements. As a result, the Company deferred recognition of product and service revenue and recognized revenue on a straight-line basis over the stated contractual terms, as the continued service, maintenance and other support obligations expired, which were generally for periods of twelve (12) to thirty (30) months or which may have extended over multiple years.

For all product and service revenue transactions entered into prior to the implementation of ASU No. 2009-13, the Company will continue to defer the recognition of product and service revenue and recognize revenue on a straight-line basis as the continued service, maintenance and other support obligations expire, which are generally for periods of twelve to thirty months, or which extend over multiple years.

See Note 18, Multiple-Deliverable Revenue Arrangements for further discussion of our multiple-deliverable revenue arrangements.

The product and service revenue contracts entered into since January 1, 2010 generally provide a one to two year product warranty to customers from date of installation.  We currently estimate the costs of satisfying warranty claims based on an analysis of past experience and provide for future claims in the period the revenue is recognized. The Company carefully monitors the warranty work requested by its customers and management believes that its current warranty reserve appears adequate as of December 31, 2011. The Company’s product and service warranty as of December 31, 2011 is approximately $1,211,000 and is included in product warranty reserve in the consolidated balance sheets.

The Company has also sold products with extended warranties that generally provide for a five to ten year warranty from the date of installation.  These types of contacts are accounted for as a deliverable in accordance with ASU No. 2009-13, and accordingly, revenue generated from these transactions is deferred and recognized in income over the warranty period.

In the case of the Company’s limited consignment sales, the Company does not begin recognizing revenue until the customer has accepted the product, at which time the risks and rewards of ownership have transferred, the price is fixed and the Company has a reasonable expectation of collection upon billing. The costs associated with the product, service and other obligations are generally expensed as they are incurred. At December 31, 2011 and 2010, the Company had unbilled amounts from product and service revenue in the amount of approximately $0 and $107,000, respectively and is included in other current assets in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had customer deposits from product and service revenue, representing deposits in advance of performance of the allowable work, in the amount of approximately $0 and $576,000, respectively and is included in other current liabilities in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had deferred product and service revenue in the amount of $5.5 million and $4.3 million, respectively and is included in deferred revenue in the consolidated balance sheets.

Research and Development Contract Revenue

Research and development contract revenue primarily relates to cost reimbursement research and development contracts associated with the development of PEM fuel cell technology. The Company generally shares in the cost of these programs with cost sharing percentages generally ranging from 30% to 50% of total project costs. Revenue from time and material contracts is recognized on the basis of hours expended plus other reimbursable contract costs incurred during the period. All allowable work performed through the end of each calendar quarter is billed, subject to limitations in the respective contracts. We expect to continue research and development contract work that is directly related to our current product development efforts. At December 31, 2011 and 2010, the Company had unbilled amounts from research and development contract revenue in the amount of approximately $252,000 and $457,000, respectively and is included in other current assets in the consolidated balance sheets. Unbilled amounts at December 31, 2011 are expected to be billed during the first quarter of 2012. At December 31, 2011 and 2010, the Company had customer deposits from research and development contract revenue, representing deposits in advance of performance of the allowable work, in the amount of approximately $0 and $297,000, respectively and is included in other current liabilities in the consolidated balance sheets.

Property, Plant and Equipment

Property, plant and equipment are originally recorded at cost. Maintenance and repairs are expensed as costs are incurred. Depreciation on plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets. The Company records depreciation and amortization over the following estimated useful lives:

Buildings	20 years
Building improvements	5–20 years
Software, machinery and equipment	1–15 years

Impairment of Long-Lived Assets

Long-lived assets, such as property, plant, and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Stock Split

The financial statements for all prior periods have been retroactively adjusted to reflect the May 19, 2011 one-for-ten reverse stock split of the Company’s common stock.  See Note 12, Stockholders’ Equity, for more detail.

Common Stock Warrant Accounting

We account for common stock warrants in accordance with applicable accounting guidance provided in ASC 815, Derivatives and Hedging – Contracts in Entity’s Own Equity, as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreement. In compliance with applicable securities law, registered common stock warrants that require the issuance of registered shares upon exercise and do not sufficiently preclude an implied right to cash settlement are accounted for as derivative liabilities. We classify these derivative warrant liabilities on the condensed consolidated balance sheets as a long term liability, which is revalued at fair value at each balance sheet date subsequent to the initial issuance. We use the Black-Scholes pricing model to value the derivative warrant liability. The Black-Scholes pricing model, which is based, in part, upon unobservable inputs for which there is little or no market data, requires the Company to develop its own assumptions. The Company used the following assumptions for its common stock warrants. The risk-free interest rate for May 31, 2011 (issuance date) and December 31, 2011 were .75% and .33%, respectively. The volatility of the market price of the Company’s common stock for May 31, 2011 (issuance date) and December 31, 2011 were 94.4% and 78.6%, respectively. The expected average term of the warrant used for both periods was 2.5 years. There was no expected dividend yield for the warrants granted. As a result, if factors change and different assumptions are used, the warrant liability and the change in estimated fair value could be materially different. Changes in the fair value of the warrants are reflected in the consolidated statement of operations as change in fair value of common stock warrant liability.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized. We did not report a benefit for federal and state income taxes in the consolidated financial statements as the deferred tax asset generated from our net operating loss has been offset by a full valuation allowance because it is more likely than not that the tax benefits of the net operating loss carryforward will not be realized.

The Company accounts for uncertain tax positions in accordance with FASB ASC No. 740-10-25, Income Taxes – Overall – Recognition. The Company must recognize in its financial statements the impact of a tax position, if that position is more likely than not to be sustained on audit, based on the technical merits of the position.

Foreign Currency Translation

Foreign currency translation adjustments arise from conversion of the Company’s foreign subsidiary’s financial statements to US dollars for reporting purposes, and are included in accumulated other comprehensive income (loss) in stockholders’ equity on the accompanying consolidated balance sheets. Realized foreign currency transaction gains and losses are included in interest and other expense in the accompanying consolidated statements of operations.

Research and Development

Costs incurred in research and development by the Company are expensed as incurred.

Stock-Based Compensation

The Company maintains employee stock-based compensation plans, which are described more fully in Note 13, Employee Benefit Plans.

Stock-based compensation represents the cost related to stock-based awards granted to employees and directors. The Company measures stock-based compensation cost at grant date, based on the fair value of the award, and recognizes the cost as expense on a straight-line basis (net of estimated forfeitures) over the option’s requisite service period.

The Company estimates the fair value of stock-based awards using a Black-Scholes valuation model. Stock-based compensation expense is recorded in “Cost of product and service revenue”, “Research and development expense” and “Selling, general and administrative expense” in the consolidated statements of operations based on the employees’ respective function.

The Company records deferred tax assets for awards that result in deductions on the Company’s income tax returns, based upon the amount of compensation cost recognized and the Company's statutory tax rate. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported on the Company's income tax return are recorded in additional paid-in capital if the tax deduction exceeds the deferred tax asset or in the consolidated statements of operations if the deferred tax asset exceeds the tax deduction and no additional paid-in capital exists from previous awards.  Excess tax benefits are recognized in the period in which the tax deduction is realized through a reduction of taxes payable. No tax benefit or expense for stock-based compensation has been recorded during the years ended December 31, 2011, 2010 and 2009 since the Company remains in a NOL position.

Per Share Amounts

Basic earnings per common share are computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as convertible preferred stock, stock options, unvested restricted stock, and common stock warrants) were exercised or converted into common stock or resulted in the issuance of common stock (net of any assumed repurchases) that then shared in the earnings of the Company, if any. This is computed by dividing net earnings by the combination of dilutive common share equivalents, which is comprised of shares issuable under outstanding warrants, the Company’s share-based compensation plans, and the weighted average number of common shares outstanding during the reporting period. Since the Company is in a net loss position, all common stock equivalents would be considered to be anti-dilutive and are, therefore, not included in the determination of diluted earnings per share. Accordingly, basic and diluted loss per share are the same.  All share information for the prior periods has been retroactively adjusted to reflect the May 19, 2011 one-for-ten reverse stock split of the Company’s common stock.

The following table provides the components of the calculations of basic and diluted earnings per share:

	Year Ended December 31,
	2011	2010	2009
Numerator:
Net loss	$(27,453,954)	$(46,958,921)	$(40,708,552)
Denominator:
Weighted average number of common shares
outstanding	18,778,066	13,123,162	12,911,066

The dilutive potential common shares are summarized as follows:

		At December 31,
	2011	2010	2009
Stock options outstanding	1,948,997	432,846	598,129
Unvested restricted stock	280,771	437,958	868,267
Common stock warrants	7,128,563	57,143	57,143
Number of dilutive potential common shares	9,358,331	927,947	1,523,539

Use of Estimates

The consolidated financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Subsequent Events

See Note 22, Subsequent Events, of the Consolidated Financial Statements for an evaluation of subsequent events and transactions through the date of this filing.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820), which provides common fair value measurement and disclosure requirements in accordance with GAAP and International Financial Reporting Standards (IFRS). The amendments explain how to measure fair value and will improve the comparability of fair value measurement presented and disclosed in financial statements prepared in accordance with GAAP and IFRS. This authoritative guidance is to be applied prospectively and is effective during interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact, if any, of this new accounting update and plans to adopt this new standard on January 1, 2012 and does not believe adoption of this new standard will have a material effect on its consolidated financial position, consolidated results of operations, and liquidity.

In June and December 2011, the FASB issued ASU No. 2011-05 and ASU No. 2011-12, Comprehensive Income(Topic 220), requiring entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. This authoritative guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholder’s equity. This authoritative guidance is to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not believe the adoption of this new standard will have a material effect on its consolidated financial position, consolidated results of operations, and liquidity.

Correction of Immaterial Error

Subsequent to the original issuance of these consolidated financial statements, the Company identified an immaterial error related to the presentation of deferred revenue within the consolidated balance sheets as of December 31, 2011 and 2010.  Such error has been corrected in the accompanying consolidated balance sheets through a reduction to deferred revenue within current liabilities and a corresponding increase to deferred revenue within non-current liabilities in the amounts of $3,036,829 and $1,896,910 as of December 31, 2011 and 2010, respectively.  This correction does not affect previously reported total liabilities in the accompanying consolidated balance sheets, and had no effect on the previously reported consolidated statements of operations, stockholders’ equity and comprehensive loss, or cash flows for any period.